Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination extend acquisition team	1 year
Accumulated other comprehensive loss	$ (816,000)		$ (2,690,000)
Foreign currency translation			1
Expected credit losses	0	$ 0
Inventory write-down	$ 0		$ 0
Amortization period of renovation	5 years
Impairment for right-of-use assets	$ 0		$ 0
VAT rates range	13.00%
Amount recognized of tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses	$ 4,430,000	$ 5,170,000
Segments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments (in Segment) | Segment	1
Voting Power [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest percentage	50.00%